Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	5,363	145
Prepaid expenses	4,974
Other current assets	160	590
Total current assets	10,497	735
Oil and Gas Property Interests	51,205
Total assets	61,702	735
Current Liabilities
Accounts payable	15,504	11,052
Accrued liabilities	9,949	18,240
Accrued interest	2,305	905
Note payable	35,000	35,000
Total current liabilities	62,758	65,197
Shareholders' Equity (Deficiency)
Preferred stock: no par value; unlimited shares authorized
Common stock: no par value; unlimited shares authorized 86,428,401 and 428,236 issued and outstanding at December 31, 2012 and 2011, respectively	499,225	411,756
Contributed Surplus	4,412,782	3,997,346
Deficit accumulated during the exploration stage	(4,913,063)	(4,473,564)
Total Stockholders' Deficit	(1,056)	(64,462)
Total Liabilities and Stockholder's Deficit	61,702	735